INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES
Schedule of inventories
	December 31,	December 31,
	2017	2016

Finished metal	$15,309	$—
Materials and supplies	8,201	—
In-circuit	2,163	—

	$25,673	$—